Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Commitments
Summary of license payments for non-capitalized or not yet capitalized

	As of December 31,
in €’000	2023	2022
less than one year	41,165	48,678
between more than one and less than two years	43,734	92,955
between more than two and less than three years	46,477	105,171
between more than three and less than four years	49,280	115,711
more than four years	39,241	565,481
Total	219,897	927,996